FINANCE INCOME (Tables)	12 Months Ended
Jun. 30, 2025
Finance Income [Abstract]
Finance income

Amounts in R million	Note	2025	2024	2023

Interest earned on cash and cash equivalents#	13	68.3	148.5	190.2
Growth in investment in Guardrisk	12	90.3	84.5	50.5
Dividends received	26	56.3	29.3	78.3
Unwinding of payments made under protest	25	7.8	7.2	5.7
Realised/unrealised foreign exchange gain		0.2	10.4	9.0
Other finance income#		0.9	0.9	0.6
		223.8	280.8	334.3
Cash interest received consists of items denoted above (#), including the movement in interest receivable noted in Note 15.